Simple Agreement for Future Equity (“SAFE”) (Details) - Schedule of Financial Instruments - USD ($)		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Financial Instruments [Abstract]
At the beginning		$ 2,860,000
Additions			2,000,000
Results on the change of Fair Value of the SAFE	[1]	313,346	860,000
SAFE Capitalization		(3,173,346)
At the end			$ 2,860,000

[1]	The result due to the change in the fair value of the SAFE was included in “Other financial Results”.